Document and Entity Information	Dec. 11, 2019
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001528849
Document Type	8-K
Document Period End Date	Dec. 11, 2019
Entity Registrant Name	RH
Entity Incorporation State Country Code	DE
Entity File Number	001-35720
Entity Tax Identification Number	45-3052669
Entity Address, Address Line One	15 Koch Road
Entity Address, Address Line Two	Suite K
Entity Address, City or Town	Corte Madera
Entity Address, Postal Zip Code	94925
City Area Code	(415)
Local Phone Number	924-1005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	RH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false